UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Management, LLC
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number:28-5611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico & Ellen H. Adams
Title:         Managing Member
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico               New York, NY                      5/12/03
--------------------------------------------------------------------------------
             [Signature]                    [City, State]               [Date]

/s/ Ellen H. Adams               New York, NY                      05/12/03
--------------------------------------------------------------------------------
             [Signature]                    [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         36
Form 13F Information Table Value Total:         97,243
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 6185                        CastleRock Asset Management, Inc.

INVESTMENT MANAGER: CASTLEROCK  MANAGEMENT, LLC
PORTFOLIO OF SECURITIES AS OF MARCH 31, 2003

                                    TITLE                     VALUE      SHRS/    SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
    NAME OF ISSUER                 OF CLASS      CUSIP     (X$1,000)   PRN AMT    PRN  CALL  DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED AUTO PARTS INC              COM        00751Y106    4,025      87,032    SH           SOLE       01      87,032   0     0
AGILENT TECHNOLOGIES INC             COM        00846U101    1,185      90,100    SH           SOLE       01      90,100   0     0
ALLIED WASTE INDUSTRIES INC    COM PAR $.01 NEW 019589308    2,268     283,952    SH           SOLE       01     283,952   0     0
APPLIED MATERIALS INC                COM        038222105    1,698     135,000    SH           SOLE       01     135,000   0     0
ARRIS GROUP INC                      COM        04269Q100      555     150,000    SH           SOLE       01     150,000   0     0
BALL CORP                            COM        058498106    2,586      46,432    SH           SOLE       01      46,432   0     0
BANK OF NEW YORK CO INC              COM        064057102      183       8,949    SH           SOLE       01       8,949   0     0
CABLEVISION SYSTEMS CORP        CL A NY CABLVS  12686C109    4,254     224,000    SH           SOLE       01     224,000   0     0
CHESAPEAKE ENERGY CORP               COM        165167107      786     100,000    SH           SOLE       01     100,000   0     0
COMCAST CORPORATION                CL A SPL     20030N200    4,475     162,800    SH           SOLE       01     162,800   0     0
COMPUTER ASSOCIATES INTL INC         COM        204912109    7,551     552,756    SH           SOLE       01     552,756   0     0
CROWN HOLDINGS INC                   COM        228368106    2,625     467,159    SH           SOLE       01     467,159   0     0
CYBERONICS INC                       COM        23251P102    1,444      67,500    SH           SOLE       01      67,500   0     0
ENSCO INTERNATIONAL INC              COM        26874Q100      638      25,000    SH           SOLE       01      25,000   0     0
FEDERATED DEPT STORES INC DE         COM        31410H101    3,371     120,300    SH           SOLE       01     120,300   0     0
FOSSIL INC                           COM        349882100    2,218     128,800    SH           SOLE       01     128,800   0     0
GUIDANT CORP                         COM        401698105    4,297     118,700    SH           SOLE       01     118,700   0     0
HANOVER COMPRESSOR CO                COM        410768105    2,140     329,200    SH           SOLE       01     329,200   0     0
HEWLETT PACKARD CO                   COM        428236103    3,341     214,830    SH           SOLE       01     214,830   0     0
INTERDIGITAL COMMUNICATIONS          COM        45866A105      634      28,000    SH           SOLE       01      28,000   0     0
J P MORGAN CHASE & CO                COM        46625H100    2,134      90,000    SH           SOLE       01      90,000   0     0
LIBERTY MEDIA CORP                COM SER A     530718105    3,263     335,327    SH           SOLE       01     335,327   0     0
MANDALAY RESORT GROUP                COM        562567107    4,178     151,600    SH           SOLE       01     151,600   0     0
MBNA CORP                            COM        55262L100    4,327     287,500    SH           SOLE       01     287,500   0     0
MEDICIS PHARMACEUTICAL CORP        CL A NEW     584690309    1,846      33,200    SH           SOLE       01      33,200   0     0
NAVISTAR INTERNATIONAL CORP NEW      COM        63934E108    1,664      67,600    SH           SOLE       01      67,600   0     0
PENWEST PHARMACEUTICALS CO           COM        709754105    7,129     445,550    SH           SOLE       01     445,550   0     0
PROVIDIAN FINANCIAL CORP             COM        74406A102    1,199     182,700    SH           SOLE       01     182,700   0     0
QUALCOMM INC                         COM        747525103    4,615     128,200    SH           SOLE       01     128,200   0     0
ROWAN COMPANIES INC                  COM        779382100    2,229     113,400    SH           SOLE       01     113,400   0     0
STARWOOD HOTELS & RESORTS         PAIRED CTF    85590A203    1,190      50,000    SH           SOLE       01      50,000   0     0
TIME WARNER TELECOM INC              CL A       887319101    1,157     357,000    SH           SOLE       01     357,000   0     0
TYCO INTERNATIONAL LTD               COM        902124106    5,984     465,300    SH           SOLE       01     465,300   0     0
UNITEDHEALTH GROUP INC               COM        91324P102    4,044      44,113    SH           SOLE       01      44,113   0     0
VIEWPOINT CORP                       COM        92672P108      855   1,858,052    SH           SOLE       01   1,858,052   0     0
VISHAY INTERTECHNOLOGY INC           COM        928298108    1,157     113,700    SH           SOLE       01     113,700   0     0

                                                TOTAL       97,243